LEASE ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Right of Use Asset	Right-of-use assets Right-of-use assets consist of the following:

	December 31
(in US$ thousands)	2024	2023
Carrying amount:
Office premise	$450	$931
Automobile	34	13
	$484	$944

Summary of Lease Liabilities	Lease liabilities

	December 31
(in US$ thousands)	2024	2023
Carrying amount:
Current portion (classified under other current liabilities)	$416	$475
Noncurrent portion	84	495
	$500	$970

Supplemental Disclosures of Cash Flow and Noncash Information Related to Leases

Supplemental disclosures of cash flow and noncash information consist of the following:

	For the Year ended December 31
(in US$ thousands)	2024	2023
Cash paid for operating leases	$481	$491
Operating lease expenses	$499	$495

	As of December 31
(in US$ thousands)	2024	2023
Lease liabilities arising from obtaining right-of-use assets	$49	$116
Weighted-average remaining lease term	1.18 years	2.04 years
Weighted-average discount rate	1.60%	1.60%

Reconciliation of Undiscounted Cash Flows to Operating Lease Liabilities

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2024:

(in US$ thousands)	Operating Leases
Year
2025	$421
2026	81
2027	3
Total minimum lease payments	505
Less: amount of lease payments representing interest	(5)
Present value of future minimum lease payments	500
Less: current obligation under leases	(416)
Non-current lease obligations	$84